Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other payables [abstract]
Indirect taxes payable	$ 252	$ 174
Trade payables	98	237
Deferred consideration on acquisitions	1,082	1,418
Other payables	90	113
Non-current trade and other payables	1,522	1,943
Trade payables and accrued expenses	15,898	15,876
Payroll and social security payables	800	736
Indirect taxes payable	2,629	2,708
Interest payable	1,625	1,679
Consigned packaging	1,010	1,106
Dividends payable	427	338
Deferred income	27	21
Deferred consideration on acquisitions	301	221
Other payables	249	179
Current trade and other payables	$ 22,965	$ 22,864